UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CLASSIC VALUES FUND

FORM N-Q

FEBRUARY 28, 2007

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited)	February 28, 2007

Shares	Security	Value

COMMON STOCKS — 94.0%

CONSUMER DISCRETIONARY — 29.5%

Hotels, Restaurants & Leisure — 12.0%
74,700	Boyd Gaming Corp.	$3,501,189
125,300	Burger King Holdings Inc.	2,668,890
100,100	Cheesecake Factory Inc. *	2,731,729
83,900	CKE Restaurants Inc.	1,620,948
304,000	Denny’s Corp. *	1,440,960
83,200	Live Nation Inc. *	1,925,248
76,950	McDonald’s Corp.	3,364,254
76,229	Scientific Games Corp., Class A Shares *	2,492,688
40,300	WMS Industries Inc. *	1,508,429

	Total Hotels, Restaurants & Leisure	21,254,335

Household Durables — 0.6%
11,100	Whirlpool Corp.	979,131

Leisure Equipment & Products — 1.4%
85,700	Hasbro Inc.	2,424,453

Media — 1.0%
52,400	Walt Disney Co.	1,795,224

Multiline Retail — 1.4%
45,900	Federated Department Stores Inc.	2,049,894
6,200	J.C. Penney Co. Inc.	502,882

	Total Multiline Retail	2,552,776

Specialty Retail — 9.4%
142,300	Finish Line Inc., Class A Shares	1,808,633
78,700	Foot Locker Inc.	1,788,064
149,500	Gap Inc.	2,868,905
43,200	Home Depot Inc.	1,710,720
66,600	Jo-Ann Stores Inc. *	1,500,498
38,400	Lowe’s Cos. Inc.	1,250,304
225,800	RadioShack Corp.	5,638,226

	Total Specialty Retail	16,565,350

Textiles, Apparel & Luxury Goods — 3.7%
133,800	Carter’s Inc. *	3,215,214
51,300	Jones Apparel Group Inc.	1,688,796
122,100	Quiksilver Inc. *	1,702,074

	Total Textiles, Apparel & Luxury Goods	6,606,084

	TOTAL CONSUMER DISCRETIONARY	52,177,353

CONSUMER STAPLES — 5.6%
Beverages — 1.6%
33,900	Molson Coors Brewing Co., Class B Shares	2,862,516

Food & Staples Retailing — 1.6%
91,980	Nash Finch Co.	2,764,919

Food Products — 1.6%
247,000	Del Monte Foods Co.	2,840,500

Personal Products — 0.8%
107,100	Playtex Products Inc. *	1,468,341

	TOTAL CONSUMER STAPLES	9,936,276

ENERGY — 7.8%
Energy Equipment & Services — 5.0%
76,700	Halliburton Co.	2,368,496
111,900	Helix Energy Solutions Group Inc. *	3,756,483
437,600	Newpark Resources Inc. *	2,669,360

	Total Energy Equipment & Services	8,794,339

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2007

Shares	Security	Value

ENERGY — 7.8% (continued)
Oil, Gas & Consumable Fuels — 2.8%
149,800	Williams Cos. Inc.	$4,040,106
17,200	XTO Energy Inc.	888,552

	Total Oil, Gas & Consumable Fuels	4,928,658

	TOTAL ENERGY	13,722,997

FINANCIALS — 18.0%
Capital Markets — 5.0%
97,100	Charles Schwab Corp.	1,794,408
44,700	Cowen Group Inc. *	886,848
71,400	Janus Capital Group Inc.	1,517,250
5,100	Merrill Lynch & Co. Inc.	426,768
25,600	Morgan Stanley	1,917,952
96,100	Waddell & Reed Financial Inc., Class A Shares	2,342,918

	Total Capital Markets	8,886,144

Consumer Finance — 3.1%
54,200	American Express Co.	3,082,354
31,100	Capital One Financial Corp.	2,397,188

	Total Consumer Finance	5,479,542

Diversified Financial Services — 2.2%
34,000	Bank of America Corp.	1,729,580
198,300	Friedman, Billings, Ramsey Group Inc., Class A Shares	1,344,474
10,100	NYSE Group Inc. *	857,490

	Total Diversified Financial Services	3,931,544

Insurance — 7.0%
66,900	American International Group Inc.	4,488,990
41,700	Genworth Financial Inc., Class A Shares	1,474,929
121,400	Marsh & McLennan Cos. Inc.	3,571,588
39,000	XL Capital Ltd., Class A Shares	2,769,000

	Total Insurance	12,304,507

Thrifts & Mortgage Finance — 0.7%
34,400	Countrywide Financial Corp.	1,316,832

	TOTAL FINANCIALS	31,918,569

HEALTH CARE — 3.2%
Health Care Equipment & Supplies — 0.8%
27,700	Baxter International Inc.	1,385,277

Health Care Providers & Services — 0.7%
24,400	DaVita Inc. *	1,331,020

Life Sciences Tools & Services — 0.9%
24,100	Invitrogen Corp. *	1,524,325

Pharmaceuticals — 0.8%
21,300	Johnson & Johnson	1,342,965

	TOTAL HEALTH CARE	5,583,587

INDUSTRIALS — 14.8%
Commercial Services & Supplies — 5.4%
17,400	Avery Dennison Corp.	1,156,404
104,500	Intermec Inc. *	2,340,800
41,000	Pitney Bowes Inc.	1,956,110
180,100	Quanta Services Inc. *	4,176,519

	Total Commercial Services & Supplies	9,629,833

Electrical Equipment — 0.8%
45,700	Energy Conversion Devices Inc. *	1,375,570

Industrial Conglomerates — 5.7%
33,200	3M Co.	2,459,456

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS CLASSIC VALUES FUND

Schedule of Investments (unaudited) (continued)	February 28, 2007

Shares	Security	Value

Industrial Conglomerates — 5.7% (continued)
244,900	Tyco International Ltd.	$7,550,267

	Total Industrial Conglomerates	10,009,723

Machinery — 2.9%
205,000	Blount International Inc. *	2,421,050
30,500	Pentair Inc.	952,210
47,500	Watts Water Technologies Inc., Class A Shares	1,788,850

	Total Machinery	5,162,110

	TOTAL INDUSTRIALS	26,177,236

INFORMATION TECHNOLOGY — 13.6%
Communications Equipment — 1.8%
118,900	Cisco Systems Inc. *	3,084,266

Computers & Peripherals — 5.3%
48,100	Apple Inc. *	4,069,741
57,200	Dell Inc. *	1,307,020
57,600	Hewlett-Packard Co.	2,268,288
18,500	International Business Machines Corp.	1,720,685

	Total Computers & Peripherals	9,365,734

Internet Software & Services — 0.7%
21,300	Digital River Inc. *	1,179,807

IT Services — 0.2%
14,000	Hewitt Associates Inc., Class A Shares *	420,280

Office Electronics — 1.4%
144,200	Xerox Corp. *	2,490,334

Semiconductors & Semiconductor Equipment — 4.2%
456,800	Atmel Corp. *	2,530,672
237,800	Entegris Inc. *	2,649,092
81,400	Sigma Designs Inc. *	2,294,666

	Total Semiconductors & Semiconductor Equipment	7,474,430

	TOTAL INFORMATION TECHNOLOGY	24,014,851

MATERIALS — 1.5%
Paper & Forest Products — 1.5%
71,100	Neenah Paper Inc.	2,637,810

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $143,985,400)	166,168,679

Face Amount

SHORT-TERM INVESTMENT — 5.0%
Repurchase Agreement — 5.0%
$8,966,000	State Street Bank & Trust Co., dated 2/28/07, 4.820% due 3/1/07; Proceeds at maturity - $8,967,200; (Fully collateralized by U.S. Treasury Bond 8.875% due 8/15/17; Market value - $9,147,114) (Cost - $8,966,000)	8,966,000

	TOTAL INVESTMENTS — 99.0% (Cost — $152,951,400#)	175,134,679
	Other Assets in Excess of Liabilities — 1.0%	1,684,051

	TOTAL NET ASSETS — 100.0%	$176,818,730

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Classic Values Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,734,878
Gross unrealized depreciation	(1,551,599)
Net unrealized appreciation	$22,183,279

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By
R. Jay Gerken Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken Chief Executive Officer

Date: April 26, 2007

By
Kaprel Ozsolak Chief Financial Officer

Date: April 26, 2007